FINANCING ARRANGEMENTS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financing arrangements
Long term debt		$ 3,352,000
Long term debt, current		(3,351,714)
Debt issuance costs	$ 367,000	1,107,000
Revolving credit agreement
Financing arrangements
Debt issuance costs	$ 367,000	1,035,000
Senior secured notes
Financing arrangements
Long term debt		3,352,000
Long term debt, current		(3,424,273)
Debt issuance costs		$ 72,000